Ideanomics NextGen Vehicles & Technology ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.3%

Belgium — 0.8%
Umicore	484	$22,279

Canada — 3.5%
First Quantum Minerals	4,520	44,785
Linamar	564	17,704
Magna International	692	33,736
		96,225
Chile — 0.9%
Sociedad Quimica y Minera de Chile ADR	768	24,084

China — 4.8%
Baidu ADR*	556	69,261
NIO ADR(A)*	3,380	64,321
		133,582
France — 5.1%
Airbus	716	58,948
Faurecia	348	15,195
Renault	1,428	40,714
Valeo	864	26,452
		141,309
Germany — 12.2%
Continental	656	71,550
Daimler	2,028	103,430
Infineon Technologies	1,776	49,192
Siemens	812	112,318
		336,490
Hong Kong — 7.3%
BAIC Motor, Cl H	26,000	12,446
BYD, Cl H	6,000	59,612
Geely Automobile Holdings	12,000	25,362
Great Wall Motor, Cl H	26,000	28,214
Guangzhou Automobile Group, Cl H	24,000	20,624
MMG*	48,000	12,820
Sinotruk Hong Kong	6,000	15,600
Zijin Mining Group, Cl H	40,000	27,303
		201,981
Italy — 1.3%
STMicroelectronics	1,196	35,959

Japan — 19.6%
Denso	1,600	67,247
Honda Motor	3,200	82,350
Nidec	1,200	100,836
Panasonic	4,400	40,575
Renesas Electronics*	2,400	15,096
Rohm	200	12,862
Sumitomo Chemical	4,000	13,013
Sumitomo Metal Mining	800	24,420
TDK	200	20,765
Toray Industries	4,000	18,999
Toyota Motor	1,200	79,280
Toyota Tsusho	800	23,311

Ideanomics NextGen Vehicles & Technology ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value
Yaskawa Electric	1,200	$43,170
		541,924
Russia — 1.4%
Yandex, Cl A*	564	38,482

South Korea — 6.8%
Hyundai Mobis	200	37,713
Hyundai Motor	428	63,593
Kia Motors	904	32,305
Samsung Electro-Mechanics	160	16,769
Samsung SDI	96	36,569
		186,949
Switzerland — 3.3%
ABB	3,564	90,916

United States — 32.3%
Communication Services— 3.5%
Alphabet, Cl A*	60	97,772

Consumer Discretionary— 11.9%
Aptiv PLC	460	39,615
Autoliv	200	15,668
Tesla*	500	249,160
Veoneer(A)*	1,612	22,374
		326,817
Information Technology— 15.5%
Advanced Micro Devices*	820	74,472
Ambarella*	348	18,340
Intel	1,208	61,548
Marvell Technology Group	904	35,057
MaxLinear, Cl A*	1,096	26,688
NVIDIA	252	134,815
ON Semiconductor(A)*	1,000	21,370
Skyworks Solutions	380	55,043
		427,333
Materials— 1.4%
Albemarle(A)	184	16,746
FMC	192	20,517
		37,263
		889,185

Total Common Stock
(Cost $2,079,864)		2,739,365

MONEY MARKET — 0.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.01%(B)	13,636	13,636

Total Money Market
(Cost $13,636)		13,636

Ideanomics NextGen Vehicles & Technology ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Par Amount	Fair Value

REPURCHASE AGREEMENT — 3.0%(C)(D)
Deutsche Bank, Inc
0.090%, dated 08/31/2020, to be repurchased on 09/01/2020, repurchase price $82,830 (collateralized by U.S. Treasury obligation, par value $1,904 to $23,089, 2.000% to 4.500%, 08/01/2035 to 09/01/2050, with a total market value of $84,486)	$82,829	$82,829

Total Repurchase Agreement
(Cost $82,829)		82,829

Total Investments - 102.8%
(Cost $2,176,329)		$2,835,830

Percentages are based on Net Assets of $2,757,965.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2020. The total market value of securities on loan at August 31, 2020 was $112,014.
(B)	The rate reported is the 7-day effective yield as of August 31, 2020.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2020 was $82,829.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,739,365	$—	$—	$2,739,365
Money Market	13,636	—	—	13,636
Repurchase Agreement	—	82,829	—	82,829
Total Investments in Securities	$2,753,001	$82,829	$—	$2,835,830

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

INN-QH-002-0600